Income tax benefit (expense) (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Disclosure of tax benefit (expense)

(in thousands of USD)	2019	2018	2017
Current tax
Current period	(1,066)	(37)	(85)
Total current tax	(1,066)	(37)	(85)

Deferred tax
Recognition of unused tax losses/(use of tax losses)	474	(195)	1,473
Other	(10)	(6)	(30)
Total deferred tax	464	(201)	1,443

Total tax benefit/(expense)	(602)	(238)	1,358

Disclosure of reconciliation of effective tax

Reconciliation of effective tax	2019		2018		2017
Profit (loss) before tax		112,832		(109,832)		25

Tax at domestic rate	(29.58)%	(33,376)	(29.58)%	32,488	(33.99)%	(8)
Effects on tax of :
Tax exempt profit / loss		317		(50)		499
Tax adjustments for previous years		34		9		10
Loss for which no DTA (*) has been recognized		(26)		(1,037)		—
Non-deductible expenses		(538)		(962)		(710)
Use of previously unrecognized tax losses and tax credits		4,066		—		7,146
Tonnage Tax regime		24,534		(33,602)		(13,918)
Effect of share of profit of equity-accounted investees		2,482		4,690		10,175
Effects of tax regimes in foreign jurisdictions		1,905		(1,774)		(1,836)
Total taxes	(0.53)%	(602)	0.22%	(238)	5,430.01%	1,358

In application of an IFRIC agenda decision on ‘IAS 12 Income taxes’, tonnage tax is not accounted for as income taxes in accordance with IAS 12 and is not presented as part of income tax expense in the consolidated statement of profit or loss but has been shown as an administrative expense under the heading General and administrative expenses. The amount paid for tonnage tax in the year ended December 31, 2019 was $1.3 million (see Note 5).

* Deferred Tax Asset